26. Operating revenue (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Revenue Details 1
Sanitation services	R$ 12,223,746	R$ 11,122,232	R$ 8,946,825
Construction revenue	3,150,877	3,732,877	3,336,716
Sales Tax	(757,619)	(756,901)	(571,972)
Regulation, Control and Oversight Fee (TRCF)	(8,771)	0	0
Net operating revenue	R$ 14,608,233	R$ 14,098,208	R$ 11,711,569